Share-based Awards - Summary of Changes in Share Options Granted by the Company (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Number of share options
Outstanding, Beginning balance	17,395,740	12,187,420
Granted	6,163,017	5,414,300	12,187,420
Forfeited	(683,280)	(205,980)
Exercised	(576,720)
Outstanding, Ending Balance	22,298,757	17,395,740	12,187,420
Weighted average exercise price
Outstanding, Beginning balance	$ 0.52	$ 0.51
Granted	0.55	0.54	$ 0.51
Forfeited	0.67	0.50
Option exercise price	0.50
Outstanding, Ending balance	$ 0.54	$ 0.52	$ 0.51
Aggregate intrinsic value
Outstanding, Beginning balance	$ 52,951,848	$ 37,604,315
Granted	7,668,544	15,919,687	$ 37,604,315
Forfeited	(1,733,224)	(572,154)
Exercised	(1,804,198)
Outstanding, Ending balance	$ 57,082,970	$ 52,951,848	$ 37,604,315